Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities $ in Thousands	Sep. 30, 2021 USD ($)
Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Abstract]
Cash and cash equivalents	$ 2,083
Goodwill	38,094
Intangible assets	71,120
Other assets	3,493
Total assets acquired	114,790
Net deferred tax liabilities	14,007
Other labilities	3,722
Total liabilities assumed	17,729
Net assets acquired	$ 97,061